OTHER ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS
Contract assets	$ 247.0	$ 221.5
Contract costs	148.2	112.2
Other	89.9	2.4
Other assets	$ 485.1	$ 336.1